GENERAL INFORMATION	12 Months Ended
Dec. 31, 2017
General Information
GENERAL INFORMATION

NOTE 1 - GENERAL INFORMATION

LATAM Airlines Group S.A. (the “Company”) is a public company registered with the Commission for the Financial Market (1), under No.306, whose shares are quoted in Chile on the Stock Brokers - Stock Exchange (Valparaíso) - the Chilean Electronic Stock Exchange and the Santiago Stock Exchange; it is also quoted in the United States of America on the New York Stock Exchange (“NYSE”) in New York in the form of American Depositary Receipts (“ADRs”).

Its principal business is passenger and cargo air transportation, both in the domestic markets of Chile, Peru, Argentina, Colombia, Ecuador and Brazil and in a developed series of regional and international routes in America, Europe and Oceania. These businesses are developed directly or by their subsidiaries in different countries. In addition, the Company has subsidiaries operating in the freight business in Mexico, Brazil and Colombia.

The Company is located in Santiago, Chile, at Avenida Américo Vespucio Sur No. 901, commune of Renca.

Corporate Governance practices of the Company are set in accordance with Securities Market Law the Corporations Law and its regulations, and the regulations of the Commission for the Financial Market (1) and the laws and regulations of the United States of America and the U.S. Securities and Exchange Commission (“SEC”) of that country, with respect to the issuance of ADRs (2).

At December 31, 2017, the Company's capital stock is represented by 608,374,525 shares, all common shares, without par value, which is divided into: (a) the 606,407,693 subscribed and paid shares; and (b) 1,966,832 shares pending of subscription and payment, of which: (i) 1,500,000 shares are allocated to compensation stock option plan; And (ii) 466,832 correspond to the balance of shares pending of placement of the last capital increase approved at the extraordinary meeting of shareholders of August 18, 2016.

(1)       On February 23, 2017 the Law No. 21,000 was published in the Official Journal, creating the new Commission for the Financial Market (CMF), a collegiate and technical entity that replaced the Superintendency of Securities and Insurance (SVS).

(2)       As reported in due course, during 2016, LATAM discontinued its Brazilian receipts program - BDR level III, currently LATAM not counting with securities in the Brazilian market.

The Board of the Company is composed of nine members who are elected every two years by the ordinary shareholders' meeting. The Board meets in regular monthly sessions and in extraordinary sessions as the corporate needs demand. Of the nine board members, three form part of its Directors’ Committee which fulfills both the role foreseen in the Corporations Law and the functions of the Audit Committee required by the Sarbanes Oxley Law of the United States of America and the respective regulations of the SEC.

The majority shareholder of the Company is the Cueto Group, which through Costa Verde Aeronáutica S.A., Costa Verde Aeronáutica SpA, Costa Verde Aeronáutica Tres SpA, Inversiones Nueva Costa Verde Aeronáutica Ltda., Inversiones Priesca Dos y Cía. Ltda., Inversiones Caravia Dos y Cía. Ltda., Inversiones El Fano Dos y Cía. Ltda., Inversiones La Espasa Dos S.A. and Inversiones La Espasa Dos y Cía. Ltda., owns 27.91% of the shares issued by the Company, and therefore is the controlling shareholder of the Company in accordance with the provisions of the letter b) of Article 97 and Article 99 of the Securities Market Law, given that there is a decisive influence on its administration.

As of December 31, 2017, the Company had a total of 1,485 registered shareholders. At that date approximately 4.14% of the Company’s share capital was in the form of ADRs.

For the period ended December 31, 2017, the Company had an average of 43,593 employees, ending this period with a total of 43,095 employees, spread over 6,922 Administrative employees, 4,742 in Maintenance, 15,126 in Operations, 9,016 in Cabin Crew, 3,957 in Controls Crew, and 3,332 in Sales.

The main subsidiaries included in these consolidated financial statements are as follows:

a)	Participation rate

				As December 31, 2017			As December 31, 2016			As December 31, 2015
		Country	Functional
Tax No.	Company	of origin	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%	%	%	%

96.518.860-6	Latam Travel Chile S.A. and Subsidary (*)	Chile	US$	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000
96.763.900-1	Inmobiliaria Aeronáutica S.A.	Chile	US$	0.0000	0.0000	0.0000	99.0100	0.9900	100.0000	99.0100	0.9900	100.0000
96.969.680-0	Lan Pax Group S.A. and Subsidiaries	Chile	US$	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000
Foreign	Lan Perú S.A.	Peru	US$	49.0000	21.0000	70.0000	49.0000	21.0000	70.0000	49.0000	21.0000	70.0000
Foreign	Lan Chile Investments Limited and Subsidiary	Cayman Ins land	US$	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	99.9900	0.0100	100.0000
93.383.000-4	Lan Cargo S.A.	Chile	US$	99.8939	0.0041	99.8980	99.8939	0.0041	99.8980	99.8939	0.0041	99.8980
Foreign	Connecta Corporation	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Prime Airport Services Inc. and Subsidary	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.951.280-7	Transporte Aéreo S.A.	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Aircraft International Leasing Limited	U.S.A.	US$	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	100.0000	100.0000
96.631.520-2	Fast Air Almacenes de Carga S.A.	Chile	CLP	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.631.410-9	Ladeco Cargo S.A.	Chile	CLP	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	100.0000	100.0000
Foreign	Laser Cargo S.R.L.	Argentina	ARS	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Lan Cargo Overseas Limited and Subsidiaries	Bahamas	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidary	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.575.810-0	Inversiones Lan S.A. and Subsidiaries	Chile	US$	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000
96.847.880-K	Technical Trainning LATAM S.A.	Chile	CLP	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000
Foreign	Latam Finance Limited	Cayman Ins land	US$	100.0000	0.0000	100.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Foreign	Peuco Finance Limited	Cayman Ins land	US$	100.0000	0.0000	100.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Foreign	Profesional Airline Services INC.	U.S.A.	US$	100.0000	0.0000	100.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Foreign	TAM S.A. and Subsidiaries (**)	Brazil	BRL	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000

(*)	In June 2016, Lantours Division de Servicios Terrestres S.A. changes its name to Latam Travel Chile S.A.

(**)	As of December 31, 2017, indirect ownership participation on TAM S.A and subsidiaries is from Holdco I S.A., LATAM is entitled to 99,9983% of the economic rights and 49% of the rights politicians product of provisional measure No. 714 of the Brazilian Government implemented during 2016 which allows foreign capital to have up to 49% of the property.

Thus, since April 2016, LATAM Airlines Group S.A. owns 901 voting shares of Holdco I S.A., equivalent to 49% of the total shares with voting rights of said company and TEP Chile S.A. owns 938 voting shares of Holdco I S.A., equivalent to 51% of the total voting shares of that company.

b)	Financial Information

		Statement of financial position									Net Income
											For the periods ended
											December 31,
		As of December 31, 2017			As of December 31, 2016			As of December 31, 2015			2017	2016	2015
Tax No.	Company	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Assets	Liabilities	Equity		Gain/(loss)
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

96.518.860-6	Latam TravelChile S.A. and Subsidary (*)	6,771	2,197	4,574	5,468	2,727	2,741	5,613	5,522	91	1,833	2,650	2,341
96.763.900-1	Inmobiliaria Aeronáutica S.A.	-	-	-	36,756	8,843	27,913	39,302	14,832	24,470	-	3,443	1,404
96.969.680-0	Lan PaxGroup S.A. and Subsidiaries (**)	499,345	1,101,548	(596,406)	475,763	1,045,761	(561,472)	519,663	1,049,232	(521,907)	(35,943)	(36,331)	(35,187)
Foreign	Lan Perú S.A.	315,607	303,204	12,403	306,111	294,912	11,199	255,691	240,938	14,753	1,205	(2,164)	5,068
Foreign	Lan Chile Investments Limited and Subsidiary (**)	-	-	-	-	-	-	2,015	13	2,002	-	23	(13)
93.383.000-4	Lan Cargo S.A.	584,169	371,934	212,235	480,908	239,728	241,180	483,033	217,037	265,966	(30,220)	(24,813)	(74,408)
Foreign	Connecta Corporation	38,735	17,248	21,487	31,981	23,525	8,456	37,070	38,298	(1,228)	13,013	9,684	194
Foreign	Prime Airport Services Inc. and Subsidary (**)	12,671	15,722	(3,051)	7,385	11,294	(3,909)	6,683	11,180	(4,497)	857	588	279
96.951.280-7	Transporte Aéreo S.A.	324,498	104,357	220,141	340,940	124,805	216,135	331,117	122,666	208,451	2,172	8,206	5,878
Foreign	Aircraft International Leasing Limited				-	-	-	-	4	(4)	-	9	(4)
96.631.520-2	Fast Air Almacenes de Carga S.A.	12,931	4,863	8,068	10,023	3,645	6,378	8,985	4,641	4,344	939	1,717	1,811
Foreign	Laser Cargo S.R.L.	18	27	(9)	21	32	(11)	27	39	(12)	2	(1)	69
Foreign	Lan Cargo Overseas Limited and Subsidiaries (**)	66,039	42,271	18,808	54,092	35,178	15,737	62,406	43,759	15,563	3,438	176	3,344
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidary (**)	144,884	156,005	(10,112)	80,644	95,747	(13,506)	54,179	68,220	(12,601)	3,389	(910)	113
96.575.810-0	Inversiones Lan S.A. and Subsidiaries (**)	11,681	5,201	6,377	10,971	6,452	4,452	16,512	14,676	1,828	1,561	2,549	2,772
96.847.880-K	Technical Trainning LATAM S.A.	1,967	367	1,600	1,745	284	1,461	1,527	266	1,261	109	73	(72)
Foreign	Latam Finance Limited	678,289	708,306	(30,017)	-	-	-	-	-	-	(30,017)	-	-
Foreign	Peuco Finance Limited	608,191	608,191	-	-	-	-	-	-	-	-	-	-
Foreign	Profesional Airline Services INC.	3,703	3,438	265	-	-	-	-	-	-	294	-	-
Foreign	TAM S.A. and Subsidiaries (**)	4,490,714	3,555,423	856,829	5,287,286	4,710,308	495,562	4,969,553	4,199,223	423,190	160,582	2,107	(183,581)

(*)	In June 2016, Lantours Division of Terrestrial Services S.A. changed its name to Latam Travel Chile S.A.

(**)	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.

Additionally, we have proceeded to consolidate the following special purpose entities: 1. Chercán Leasing Limited created to finance the pre-delivery payments on aircraft; 2. Guanay Finance Limited created to issue a bond collateralized with future credit card receivables; 3. Private investment funds and 4. Avoceta Leasing Limited created to finance the pre-delivery payments on aircraft. These companies have been consolidated as required by IFRS 10.

All controlled entities have been included in the consolidation.

Changes in the scope of consolidation between January 1, 2016 and December 31, 2017, are detailed below:

(1)	Incorporation or acquisition of companies

-	On January 2016, the increase in the share capital and statutory amendment for the purpose of creating a new class of shares of Lan Argentina SA, a subsidiary of Lan Pax Group SA, for a total amount was registered in the Public Registry of Commerce. of 90,000,000 nominated "C" class shares not endorsable and without the right to vote. Lan Pax Group S.A. participated in this capital increase, modifying its ownership in 4.87%, as a result of which, the indirect participation of LATAM Airlines Group S.A. increases to 99.8656%.

-	On April 1, 2016, Multiplus Corretora de Seguros Ltda. was created, the ownership of which corresponds to 99.99% of Multiplus S.A. direct subsidiary of TAM S.A.

-	On September 2016, Latam Finance Limited, a wholly-owned subsidiary of LATAM Airlines Group S.A., was created. Company operation started on April 2017.

-	On November 2015, the company Peuco Finance Limited was created, whose ownership corresponds 100% to LATAM Airlines Group S.A. The operation of this company began in December 2017.

-	Prismah Fidelidade Ltda. is constituted on June 29, 2012, whose ownership corresponds 99.99% to Multiplus S.A. direct subsidiary of TAM S.A. The operation of this company began in December 2017.

-	On December 11, 2017, a capital increase was made in TAM S.A. for a total of MR $ 697,935 (ThUS $ 210,000), with no new shares issues. This capital increase was paid a whole 100% by the shareholder LATAM Airlines Goup S.A.

The foregoing, in accordance with the TAM's shareholder Holdco I S.A., who renounces to any right arisinged from this increase.

-	As of December 31, 2017, Inversiones LAN S.A., subsidiary of LATAM Airlines Group S.A., acquired 4,951 shares of Aerovías de Integración Regional Aires S.A. a non-controlling shareholder, equivalent to 0.09498%, consequently, the indirect participation of LATAM Airlines Group S.A. increases to 99.19414%

(2)	Dissolution of companies

-	During the period 2016, Lan Chile Investments Limited, a subsidiary of LATAM Airlines Group S.A.; and Aircraft International Leasing Limited, a subsidiary of Lan Cargo S.A., were dissolved.

-	On November 20, 2017 LATAM Airlines Group S.A. acquired 100% of the shares of Inmobiliaria Aeronáutica S.A., a merger and subsequent dissolution of said company was carried out.

(3)	Sale of companies.

-	On May 5, 2017 Lan Pax Group S.A. and Inversiones Lan S.A., both subsidiaries of LATAM Airlines Group S.A., sold to Talma Servicios Aeroportuarios S.A. and Inversiones Talma S.A.C. 100% of the capital stock of Rampas Andes Airport Services S.A.

The sale value of Rampas Andes Airport Services S.A. was ThUS $ 8,624.